Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 15,792	$ 21,674
Short-term deposits	221	221
Trade receivables, net	6,531	5,507
Other accounts receivable	1,531	1,427
Total current assets	24,075	28,829
NON-CURRENT ASSETS:
Long-term deposit	163	168
Leased systems	5,139	5,491
System components and other property and equipment	5,004	4,248
Total non-current assets	10,306	9,907
Total assets	34,381	38,736
CURRENT LIABILITIES:
Trade payables	911	1,320
Other accounts payable	3,817	3,379
Deferred revenues	1,184	1,305
Liability in respect of research and development grants	1,060	714
Total current liabilities	6,972	6,718
NON-CURRENT LIABILITIES:
Deferred revenues and other liabilities	2,178	2,431
Liability in respect of research and development grants	5,319	5,367
Total non-current liabilities	7,497	7,798
EQUITY:
Share capital	233	233
Share premium	95,111	93,649
Share-based payment	3,644	4,435
Adjustments arising from translating financial statements from functional currency to presentation currency	(2,188)	(2,188)
Accumulated deficit	(76,888)	(71,909)
Total equity	19,912	24,220
Total equity and liabilities	$ 34,381	$ 38,736